Legal Proceedings	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Risk and Uncertainty [Line Items]
Legal Proceedings	Legal Proceedings
The Plan is or may be involved in various proceedings that are incidental to the operations of the Plan. As of the date of this report, the Plan Administrator does not expect that any of such proceedings will have a material adverse effect on the Plan's financial statements.